INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
Schedule of intangible assets

		Radio									Internal
	Purchased	spectrum	Operating	Technology	Customer		Supplier	Trade	Customer	Non-Complete	use
	software	license	Permits	Platform	relationships	Licenses	relationships	names	contract	Agreement	software	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, cost December 31, 2022	207,565	134,543	1,217,876	38,050	257,183	5,772	39,053	116,266	190,141	1,800	74,224	2,282,473
Accumulated amortization	(139,443)	(83,294)	(56,433)	(18,258)	(235,810)	(3,428)	(34,281)	(48,929)	(68,622)	(1,800)	(53,785)	(744,083)
Impairment	—	(41,259)	—	—	—	—	—	—	—	—	—	(41,259)
Intangible assets, net December 31, 2022	68,122	9,990	1,161,443	19,792	21,373	2,344	4,772	67,337	121,519	—	20,439	1,497,131
Intangible assets, cost December 31, 2023	233,513	136,825	1,199,210	38,050	257,183	5,772	39,053	116,266	190,141	1,800	90,419	2,308,232
Accumulated amortization	(157,081)	(87,145)	(89,226)	(23,739)	(256,888)	(3,812)	(37,299)	(54,742)	(89,002)	(1,800)	(67,020)	(867,754)
Impairment	(802)	(41,959)	—	(14,311)	—	—	—	—	—	—	—	(57,072)
Intangible assets, net December 31, 2023	75,630	7,721	1,109,984	—	295	1,960	1,754	61,524	101,139	—	23,399	1,383,406

Schedule of annual estimated amortization expenses of intangible assets

RMB
2024	294,541
2025	153,513
2026	27,877
2027	17,591
2028	11,325
504,847